July 30, 2019

VIA EDGAR

==========

Securities and Exchange Commission

Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:

Gator Series Trust (the “Trust”)

File Nos. 333-186059 and 811-22794

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Gator Financial Fund do not differ from those contained in Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on July 26, 2019.

If you have any questions or comments, please contact the undersigned at (813) 282-7870.  Thank you for your consideration

Sincerely,

Gator Series Trust

/s/ Erik Anderson

Erik Anderson

Treasurer

cc:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101